Homebuilding debt and other affiliate debt - Activity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Proceeds from other affiliate debt		$ 10,851,187	$ 10,025,865	$ 13,259,394
Repayments of other affiliate debt		918,453	5,624,330	7,499,472
Amortization of deferred loan costs		404,146	421,186	408,674
Wells Fargo Bank
Line of Credit Facility [Line Items]
Borrowing capacity	$ 150,000,000
Credit facility term	3 years
Extension period	1 year
Remaining availability		32,044,028	50,627,362
Minimum tangible net worth, dollar component		$ 65,000,000
Minimum tangible net worth, income component as percent of after-tax income		25.00%
Minimum liquidity		15000000.00%
Minimum cash amount		7500000.00%
Deferred loan costs capitalized		$ 141,245	1,264,403	337,500
Amortization of deferred loan costs		$ 404,146	421,186	408,674
Wells Fargo Bank | Maximum
Line of Credit Facility [Line Items]
Unused amount fee, as a percent		30.00%
Maximum leverage ratio		2.75%
Minimum debt service coverage		2.50%
Applicable margin		350.00%
Wells Fargo Bank | Minimum
Line of Credit Facility [Line Items]
Unused amount fee, as a percent		15.00%
Maximum leverage ratio		1.00%
Minimum debt service coverage		1.00%
Applicable margin		275.00%
Wells Fargo Bank | Letter of Credit
Line of Credit Facility [Line Items]
Borrowing capacity	$ 2,000,000
Wells Fargo Bank | Homebuilding Debt - Other
Line of Credit Facility [Line Items]
Outstanding deferred loan costs		$ 711,060	973,961
Wells Fargo Bank | Other Affiliates Debt
Line of Credit Facility [Line Items]
Proceeds from other affiliate debt		10,851,187	10,025,865	13,259,394
Repayments of other affiliate debt		$ 918,453	$ 5,624,330	$ 7,499,472